Unaudited Condensed Consolidated Income Statements - USD ($) $ in Millions		6 Months Ended
		Jun. 30, 2021	Jun. 30, 2020
Continuing operations:
Gross premiums earned		$ 11,521	$ 10,950
Outward reinsurance premiums		(898)	46
Earned premiums, net of reinsurance		10,623	10,996
Investment return		738	4,202
Other income		331	305
Total revenue, net of reinsurance		11,692	15,503
Benefits and claims and movement in unallocated surplus of with-profits funds, net of reinsurance		(7,748)	(11,728)
Acquisition costs and other expenditure		(2,402)	(2,823)
Finance costs: interest on core structural borrowings of shareholder-financed businesses		(164)	(153)
Loss attaching to corporate transactions		(56)
Total charges, net of reinsurance		(10,370)	(14,704)
Share of profit from joint ventures and associates, net of related tax		179	133
Profit before tax (being tax attributable to shareholders' and policyholders' returns)	[1]	1,501	932
Remove tax charge attributable to policyholders' returns		(238)	(66)
Profit before tax attributable to shareholders' returns		1,263	866
Total tax charge attributable to shareholders' and policyholders' returns		(431)	(310)
Remove tax charge attributable to policyholders' returns		238	66
Tax charge attributable to shareholders' returns		(193)	(244)
Profit from continuing operations		1,070	622	[2],[3]
Loss from discontinued US operations	[4]	(5,707)	(88)	[2]
(Loss) profit for the period		(4,637)	534
Attributable to:
Equity holders of the Company From continuing operations		1,063	600
Equity holders of the Company From discontinued US operations		(5,073)	(88)
Profit (loss) attributable to equity holders of the company		(4,010)	512
Non-controlling interests from continuing operations		7	22
Non-controlling interests from discontinued US operations		(634)
Profit (loss) attributable to non-controlling interests		(627)	22
(Loss) profit for the period		$ (4,637)	$ 534
Basic
Based on profit from continuing operations (in USD per share)		$ 0.409	$ 0.231
Based on loss from discontinued US operations (in USD per share)		(1.951)	(0.034)
Total (in USD per share)		(1.542)	0.197
Diluted
Based on profit for the period from continuing operations (in USD per share)		0.409	0.231
Based on loss from discontinued US operations (in USD per share)		(1.951)	(0.034)
Total (in USD per share)		(1.542)	0.197
Dividends relating to reporting period:
First interim ordinary dividend		0.0537	0.0537
Dividends paid in reporting period:
Second interim ordinary dividend for prior year		$ 0.1073	$ 0.2597

[1]	This measure is the formal profit before tax measure under IFRS. It is not the result attributable to shareholders principally because total corporate tax of the Group includes those on the income of consolidated with-profits and unit-linked funds that, through adjustments to benefits, are borne by policyholders. These amounts are required to be included in the tax charge of the Company under IAS 12. Consequently, the IFRS profit before tax measure is not representative of pre-tax profit attributable to shareholders as it is determined after deducting the cost of policyholder benefits and movements in the liability for unallocated surplus of with-profits funds after adjusting for tax borne by policyholders.
[2]	The 2020 comparative results have been re-presented from those previously published to reflect the Group’s US operations as discontinued operations in half year 2021 (as described in note A1).
[3]	The half year 2020 comparative results have been re-presented from those previously published to reflect the Group’s US operations as discontinued operations in half year 2021 (as described in note A1).
[4]	Loss from discontinued US operations represents the aggregate of the post-tax results during the period and the remeasurement adjustment to the carrying value of the business to reflect its classification as held for distribution in half year 2021. The 2020 comparative results have been re-presented from those previously published accordingly (as described in note A1).